UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

General Government Securities Money Market Fund

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

F O R M O R E I N F O R M AT I O N

Back Cover

General Government Securities Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.01%, Class B shares yielded 0.01%, and Dreyfus Class shares yielded 0.11%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.01%, 0.01%, and 0.11%, respectively.1

Yields of short-term U.S. government securities climbed over the reporting period when the Federal Reserve Board (the “Fed”) twice raised short-term interest rates and investors looked forward to higher levels of inflation and economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The Fed Twice Raised Short-Term Interest Rates

The reporting period began just weeks after the November 2016 presidential election, which sparked a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. Consumer and business confidence continued to move higher in December 2016, when 155,000 jobs were created. Meanwhile, the unemployment rate ticked higher to 4.7%. The U.S. economy produced a 2.1% annualized growth rate during the fourth quarter of 2016 as declining export activity partly offset gains in consumer spending and corporate profits. Perhaps most significant, the Fed implemented a long-awaited rate hike in mid-December 2016, raising the overnight federal funds rate by 25 basis points to between 0.50% and 0.75%.

In January 2017, the economy added 216,000 new jobs, but the unemployment rate moved slightly higher to 4.8%. Meanwhile, both manufacturing and non-manufacturing activity

3

DISCUSSION OF FUND PERFORMANCE (continued)

continued to expand. Consumer confidence remained strong, but moderated from its peak during the final months of 2016.

February 2017 saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings reports generally exceeded analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained robust. Meanwhile, oil prices weakened somewhat, giving back a portion of their previous gains.

March 2017 brought another rate hike from the Fed, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate another 25 basis points to between 0.75% and 1.00%. Although the unemployment rate fell to a multi-year low of 4.5%, job creation declined to an estimated 50,000 new positions during the month. U.S. economic growth slowed to an estimated 1.2% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption expenditures and business inventory investment.

In April 2017, consumer confidence moderated amid intensifying national and global political concerns, and U.S. manufacturing activity slowed compared to the previous month. Yet, corporate earnings continued to exceed analysts’ forecasts, on average, and the labor market rebounded with 174,000 new jobs. The unemployment rate declined to 4.4%, its lowest level in nearly 10 years.

In May 2017, the unemployment rate slid to 4.3%, a 16-year low, as older workers retired and the labor force shrank. Indeed, a relatively modest 138,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Nonetheless, wage growth generally remained steady, increasing at a rate that was roughly in line with inflation.

More Rate Hikes Expected

Despite recent signs that fiscal and tax reforms may be more difficult to enact than many anticipated, investors have continued to respond positively to expectations of greater economic growth. Indeed, the Fed again raised short-term rates just two weeks after the reporting period’s end, sending the federal funds rate to between 1.00% and 1.25%. Most analysts expect the Fed to implement one or more additional increases over the remainder of 2017.

In the rising interest-rate environment, we have continued to maintain the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.09	$3.24	$2.99
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.13	$3.28	$3.02
Ending value (after expenses)	$1,021.84	$1,021.69	$1,021.94

† Expenses are equal to the fund’s annualized expense ratio of .62% for Class A, .65% for Class B and for .60% Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
May 31, 2017 (Unaudited)

U.S. Government Agencies - 57.1%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
6/3/17	1.05	15,000,000	[a]	15,000,000
6/8/17	1.00	10,000,000	[a]	10,005,323
6/16/17	0.99	33,000,000	[a]	32,994,115
6/25/17	0.99	50,000,000	[a]	50,000,000
6/29/17	1.16	25,000,000	[a]	25,003,799
Federal Home Loan Bank:
6/1/17	0.70	3,000,000		3,000,000
6/1/17	0.82	50,000,000	[a]	50,000,000
6/1/17	1.01	50,000,000	[a]	49,998,733
6/6/17	0.96	50,000,000	[a]	49,999,130
6/8/17	1.07	50,000,000	[a]	50,000,000
6/14/17	1.00	25,000,000	[a]	24,996,781
6/17/17	0.88	25,000,000	[a]	25,000,000
6/19/17	0.86	50,000,000	[a]	50,000,000
6/19/17	1.00	50,000,000	[a]	50,000,000
6/21/17	0.80	50,000,000		49,977,778
6/21/17	0.96	50,000,000	[a]	50,000,000
6/22/17	0.79	100,000,000		99,953,917
6/23/17	0.98	65,000,000	[a]	65,006,016
6/25/17	0.85	95,000,000	[a]	95,000,000
7/5/17	0.85	300,000,000		299,759,120
7/7/17	0.82	135,000,000		134,889,300
7/19/17	1.10	50,000,000	[a]	50,000,000
8/9/17	0.84	119,070,000		118,878,480
Total U.S. Government Agencies (cost $1,449,462,492)				1,449,462,492
U.S. Treasury Floating Rate Notes - 1.6%
6/1/17 (cost $40,009,425)	1.20	40,000,000	[a]	40,009,425
U.S. Treasury Notes - 5.9%
6/15/17 (cost $150,015,355)	0.60	150,000,000		150,015,355
Repurchase Agreements - 35.4%
ABN AMRO Bank	0.80	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $100,002,222 (fully collateralized by $102,221,340 U.S. Treasuries, 0.13%-2.63%, due 12/31/17-7/15/24, Value $102,000,001)

6

Repurchase Agreements - 35.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Bank of Nova Scotia	0.80	30,000,000		30,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $30,000,667 (fully collateralized by $28,923,782 U.S. Treasuries (including strips), 0%-5.38%, due 6/30/17-11/15/45, value $30,600,002)

Credit Agricole CIB	0.80	143,000,000		143,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $143,003,178 (fully collateralized by $143,998,122 U.S. Treasuries, 0.13%-2.50%, due 4/15/18-4/30/24, value $145,860,002)

HSBC USA Inc.	0.79	250,000,000		250,000,000
Tri-Party Agreement thru JPMorgan Chase Bank, dated 5/31/17, due 6/1/17 in the amount of $250,005,486 (fully collateralized by $253,360,000 U.S. Treasuries, 1.88%, due 4/30/22, value $255,003,942)
Merrill Lynch & Co. Inc.	0.92	75,000,000	[b]	75,000,000

Tri-Party Agreement thru BNY Mellon, dated 11/7/16, due 9/3/17 in the amount of $75,001,917 (fully collateralized by $913,589,460 Agency Collateralized Mortgage Obligation, Interest Only, due 12/25/27-11/20/66, value $81,000,000)

Mizuho Securities USA	0.82	200,000,000		200,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $ 200,004,556 (fully collateralized by $201,679,800 U.S. Treasuries, 0.38%-2.38%, due 7/31/17-2/15/27, value $204,000,101)

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 35.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Natixis New York Branch	0.82	100,000,000	100,000,000

Tri-Party Agreement thru BNY Mellon, dated 5/31/17, due 6/1/17 in the amount of $100,002,278 (fully collateralized by $99,189,333 U.S. Treasuries (including strips), 0%-4.75%, due 9/7/17-11/15/46, value $102,000,001)

Total Repurchase Agreements (cost $898,000,000)			898,000,000
Total Investments (cost $2,537,487,272)		100.0%	2,537,487,272
Cash and Receivables (Net)		.0%	10,001
Net Assets		100.0%	2,537,497,273

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of May 31, 2017 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2017, these securities amounted to $75,000,000 or 2.96% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	51.9
Repurchase Agreements	35.4
U.S. Treasury Notes	5.9
Federal Farm Credit Bank	5.2
U.S. Treasury Floating Rates Notes	1.6
100.0

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $898,000,000)—Note 1(b)	2,537,487,272	2,537,487,272
Cash		400,211
Interest receivable		1,067,092
Receivable for shares of Common Stock subscribed		5,000
Prepaid expenses		452,905
		2,539,412,480
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,857,470
Payable for shares of Common Stock redeemed		8,658
Accrued expenses		49,079
		1,915,207
Net Assets ($)		2,537,497,273
Composition of Net Assets ($):
Paid-in capital		2,537,498,156
Accumulated net realized gain (loss) on investments		(883)
Net Assets ($)		2,537,497,273

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	7,706,721	2,449,611,832	80,178,720
Shares Outstanding	7,708,076	2,449,657,236	80,177,863
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	8,855,840
Expenses:
Management fee—Note 2(a)	6,737,900
Shareholder servicing costs—Note 1 and Note 2(c)	3,924,665
Distribution, service and prospectus fees—Note 2(b)	2,705,981
Registration fees	381,777
Directors’ fees and expenses—Note 2(d)	88,662
Custodian fees—Note 2(c)	70,142
Professional fees	37,930
Prospectus and shareholders’ reports	28,566
Miscellaneous	20,991
Total Expenses	13,996,614
Less—reduction in expenses due to undertaking—Note 2(a)	(5,057,529)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(251,364)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,290)
Net Expenses	8,685,431
Investment Income—Net, representing net increase in net assets resulting from operations	170,409

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	170,409	154,589
Distributions to Shareholders from ($):
Investment income—net:
Class A	(3,403)	(7,787)
Class B	(129,715)	(146,547)
Dreyfus Class	(37,291)	(255)
Total Distributions	(170,409)	(154,589)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	105,583,089	752,861,561
Class B	2,680,133,487	4,057,321,716
Dreyfus Class	131,589,540	14,256,396
Distributions reinvested:
Class A	3,278	7,666
Class B	127,480	145,455
Dreyfus Class	36,380	191
Cost of shares redeemed:
Class A	(205,475,697)	(686,529,314)
Class B	(2,800,755,987)	(2,719,553,144)
Dreyfus Class	(60,740,305)	(6,004,339)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(149,498,735)	1,412,506,188
Total Increase (Decrease) in Net Assets	(149,498,735)	1,412,506,188
Net Assets ($):
Beginning of Period	2,686,996,008	1,274,489,820
End of Period	2,537,497,273	2,686,996,008

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[d]	.75	.82	.82	.80	.76
Ratio of net expenses to average net assets	.62[d]	.40	.12	.07	.13	.15
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	7,707	107,596	41,256	36,702	43,994	177,485

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

12

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class B Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.03	1.03	1.04	1.03	1.03
Ratio of net expenses to average net assets	.65[d]	.37	.12	.07	.12	.15
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	2,449,612	2,570,107	1,232,194	1,084,674	1,105,250	1,524,184

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Dreyfus Class	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[b]	-
Distributions:
Dividends from investment income—net	(.001)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.06[c]	.01	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.60	.55[d]
Ratio of net expenses to average net assets	.60[d]	.42	.15[d]
Ratio of net investment income to average net assets	.23[d]	.01	-
Net Assets, end of period ($ x 1,000)	80,179	9,292	1,040

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 19 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (5 billion shares authorized), Class B (6 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2017, sub-accounting service fees amounted to $648,409 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

16

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,537,487,272
Level 3 - Significant Unobservable Inputs	-
Total	2,537,487,272

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $883 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. These short-term capital losses can be carried forward for an unlimited period.

18

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2017, there was no expense reimbursement pursuant to the Agreement.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $5,057,529 during the period ended May 31, 2017.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2017, Class A shares were charged $69,209 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2017, Class B shares were charged $2,636,772 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, Class A and Dreyfus Class shares were charged $27,844 and $0, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2016 through May 31, 2017 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of

20

the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2017, Class B shares were charged $3,242,191 pursuant to the Class B Shareholder Services Plan, of which $251,364 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $4,927 for transfer agency services and $270 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $260.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $70,142 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,030.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2017, the fund was charged $175 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,156,419, Distribution Plan fees $448,454, Shareholder Services Plan fees $670,715, custodian fees $57,535, Chief Compliance Officer fees $4,826

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and transfer agency fees $2,748, which are offset against an expense reimbursement currently in effect in the amount of $483,227.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

General Government Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GGSXX Class B: GSBXX Dreyfus Class: GGDXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0975SA0517

General Treasury Securities Money Market Fund

SEMIANNUAL REPORT May 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Treasury Securities Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Securities Money Market Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General Treasury Securities Money Market Fund’s Class A shares produced an annualized yield of 0.01%, Class B shares yielded 0.01%, and Dreyfus Class shares yielded 0.04%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.01%, 0.01%, and 0.04%, respectively.1

Yields of short-term U.S. Treasury securities climbed over the reporting period as the Federal Reserve Board (the “Fed”) twice raised short-term interest rates and investors looked forward to higher levels of inflation and economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash), and typically invests exclusively in U.S. Treasury securities.

The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the fund’s dividend income in their state and locality.

The Fed Twice Raised Short-Term Interest Rates

The reporting period began just weeks after the November 2016 presidential election, which sparked a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. Consumer and business confidence continued to move higher in December 2016, when 155,000 jobs were created and the unemployment rate ticked higher to 4.7%. The U.S. economy produced a 2.1% annualized growth rate during the fourth quarter of 2016 as declining export activity partly offset gains in consumer spending and corporate profits. Perhaps most significant, the Fed implemented a long-awaited rate hike in mid-December 2016, raising the overnight federal funds rate by 25 basis points to between 0.50% and 0.75%.

In January 2017, the economy added 216,000 new jobs, but the unemployment rate moved slightly higher to 4.8%. Meanwhile, both manufacturing and non-manufacturing activity

3

DISCUSSION OF FUND PERFORMANCE (continued)

continued to expand. Consumer confidence remained strong, but moderated from its peak during the final months of 2016.

February 2017 saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings reports generally exceeded analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained robust. Meanwhile, oil prices weakened somewhat, giving back a portion of their previous gains.

March 2017 brought another rate hike from the Fed, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate another 25 basis points to between 0.75% and 1.00%. Although the unemployment rate fell to a multi-year low of 4.5%, job creation declined to an estimated 50,000 new positions during the month. U.S. economic growth slowed to an estimated 1.2% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption expenditures and business inventory investment.

In April 2017, consumer confidence moderated amid intensifying national and global political concerns, and U.S. manufacturing activity slowed compared to the previous month. Yet, corporate earnings continued to exceed analysts’ forecasts, on average, and the labor market rebounded with 174,000 new jobs. The unemployment rate declined to 4.4%, its lowest level in nearly 10 years.

In May 2017, the unemployment rate slid to 4.3%, a 16-year low, as older workers retired and the labor force shrank. Indeed, a relatively modest 138,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Nonetheless, wage growth generally remained steady, increasing at a rate that was roughly in line with inflation.

More Rate Hikes Expected

Despite recent signs that fiscal and tax reforms may be more difficult to enact than many anticipated, investors have continued to respond positively to expectations of greater economic growth. Indeed, the Fed again raised short-term rates just two weeks after the reporting period’s end, sending the federal funds rate to between 1.00% and 1.25%. Most analysts expect the Fed to implement one or more additional increases over the remainder of 2017.

In the rising interest-rate environment, we have continued to maintain the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on liquidity.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days, prior written notice to shareholders.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Securities Money Market Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.34	$2.94	$2.64
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.38	$2.97	$2.67
Ending value (after expenses)	$1,021.59	$1,021.99	$1,022.29

† Expenses are equal to the fund’s annualized expense ratio of .67% for Class A, .59% for Class B and .53% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

U.S. Treasury Bills - 76.3%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
6/1/17	0.72	225,000,000		225,000,000
6/8/17	0.72	31,000,000		30,995,660
6/15/17	0.70	225,000,000		224,938,750
6/22/17	0.70	580,000,000		579,763,167
6/29/17	0.78	570,000,000		569,653,733
7/6/17	0.63	225,000,000		224,862,552
7/13/17	0.78	138,000,000		137,872,495
7/20/17	0.82	550,000,000		549,384,267
7/27/17	0.81	350,000,000		349,561,333
8/10/17	0.87	24,000,000		23,959,400
9/14/17	0.86	30,000,000		29,925,188
Total U.S. Treasury Bills (cost $2,945,916,545)				2,945,916,545
U.S. Treasury Floating Rate Notes - 15.4%
6/1/17	1.03	100,000,000	[a]	99,999,941
6/1/17	1.09	150,000,000	[a]	150,045,997
6/1/17	1.14	150,000,000	[a]	150,005,852
6/1/17	1.20	20,000,000	[a]	19,994,368
6/1/17	1.20	175,000,000	[a]	175,040,735
Total U.S. Treasury Floating Rate Notes (cost $595,086,893)				595,086,893
U.S. Treasury Notes - 12.2%
6/15/17	0.56	90,000,000		90,010,815
7/15/17	0.79	50,000,000		50,003,912
7/31/17	0.80	60,000,000		60,155,459
8/15/17	0.86	75,000,000		75,600,927
8/31/17	0.83	62,000,000		61,965,777
10/31/17	0.85	130,000,000		130,539,380
Total U.S. Treasury Notes (cost $468,276,270)				468,276,270
Total Investments (cost $4,009,279,708)		103.9%		4,009,279,708
Liabilities, Less Cash and Receivables		(3.9%)		(148,937,950)
Net Assets		100.0%		3,860,341,758

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	76.3
U.S. Treasury Floating Rate Notes	15.4
U.S. Treasury Notes	12.2
103.9

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	4,009,279,708	4,009,279,708
Cash		488,069
Interest receivable		2,917,208
Receivable for shares of Common Stock subscribed		1,000
Prepaid expenses		602,822
		4,013,288,807
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		2,525,015
Payable for investment securities purchased		149,902,000
Payable for shares of Common Stock redeemed		506,396
Accrued expenses		13,638
		152,947,049
Net Assets ($)		3,860,341,758
Composition of Net Assets ($):
Paid-in capital		3,860,320,293
Accumulated net realized gain (loss) on investments		21,465
Net Assets ($)		3,860,341,758

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	8,240,017	3,354,137,857	497,963,884
Shares Outstanding	8,239,958	3,354,123,587	497,670,864
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	12,369,520
Expenses:
Management fee—Note 2(a)	10,447,857
Shareholder servicing costs—Note 1 and Note 2(c)	5,683,515
Distribution, service and prospectus fees—Note 2(b)	3,712,936
Registration fees	467,600
Directors’ fees and expenses—Note 2(d)	133,541
Custodian fees—Note 2(c)	62,372
Professional fees	37,125
Prospectus and shareholders’ reports	15,512
Miscellaneous	31,942
Total Expenses	20,592,400
Less—reduction in expenses due to undertaking—Note 2(a)	(8,358,744)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(153,458)
Less—reduction in fees due to earnings credits—Note 2(c)	(4,458)
Net Expenses	12,075,740
Investment Income—Net	293,780
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(43,851)
Net Increase in Net Assets Resulting from Operations	249,929

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	293,780	347,954
Net realized gain (loss) on investments	(43,851)	82,328
Net Increase (Decrease) in Net Assets Resulting from Operations	249,929	430,282
Distributions to Shareholders from ($):
Investment income—net:
Class A	(458)	(1,322)
Class B	(182,432)	(295,715)
Dreyfus Class	(110,890)	(50,917)
Total Distributions	(293,780)	(347,954)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	824,330	23,235,995
Class B	4,177,748,387	8,078,070,096
Dreyfus Class	1,023,593,430	942,664,577
Net assets received in connection with reorganization—Note 1	-	600,141,194
Distributions reinvested:
Class A	458	1,192
Class B	182,432	291,738
Dreyfus Class	85,872	37,424
Cost of shares redeemed:
Class A	(1,394,597)	(33,157,849)
Class B	(4,204,882,922)	(7,577,260,453)
Dreyfus Class	(1,077,576,716)	(990,989,033)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(81,419,326)	1,043,034,881
Total Increase (Decrease) in Net Assets	(81,463,177)	1,043,117,209
Net Assets ($):
Beginning of Period	3,941,804,935	2,898,687,726
End of Period	3,860,341,758	3,941,804,935

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85[d]	.74	.76	.74	.73	.73
Ratio of net expenses to average net assets	.67[d]	.26	.04	.04	.08	.07
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	8,240	8,810	18,730	24,175	28,632	321,947

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

10

	Six Months Ended
	May 31, 2017	Year Ended November 30,
Class B Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[d]	1.03	1.03	1.03	1.03	1.03
Ratio of net expenses to average net assets	.59[d]	.30	.04	.04	.07	.07
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	3,354,138	3,381,129	2,879,958	2,376,010	2,218,418	2,467,862

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2017	Year Ended
Dreyfus Class Shares	(Unaudited)	November 30, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)
Net asset value, end of period	1.00	1.00
Total Return (%)[c]	.02	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.60	.61
Ratio of net expenses to average net assets[d]	.53	.32
Ratio of net investment income to average net assets[d]	.04	.01
Net Assets, end of period ($ x 1,000)	497,964	551,866

a From December 4, 2015 (commencement of initial offering) to November 30, 2016.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on December 4, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus 100% U.S. Treasury Money Market Fund were transferred to the fund in exchange for Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus 100% U.S. Treasury Money Market Fund received the fund’s Dreyfus Class shares in an amount equal to the aggregate net asset value of their investment in Dreyfus 100% U.S. Treasury Money Market Fund at the time of the exchange. The net asset value of the fund’s shares on the close of business on December 4, 2015, after the reorganization was $1.00, and a total of 600,141,194 shares were issued to shareholders of Dreyfus 100% U.S. Treasury Money Market Fund in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 17 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (1 billion shares authorized), Class B (8 billion shares authorized) and Dreyfus Class (8 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2017, sub-accounting service fees amounted to $911,142 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy

14

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,009,279,708
Level 3 - Significant Unobservable Inputs	-
Total	4,009,279,708

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses)

16

exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2017, there was no expense reimbursement pursuant to the Agreement.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $8,358,744 during the period ended May 31, 2017.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2017, Class A shares were charged $8,742 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

May 31, 2017, Class B shares were charged $3,704,194 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, Class A and Dreyfus Class shares were charged $4,169 and $144,473, respectively, pursuant to the Shareholder Services Plan.

Dreyfus had undertaken from December 1, 2016 through May 31, 2017 to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2017, there was no reduction pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2016 through May 31, 2017 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2017, Class B shares were charged $4,555,710 pursuant to the Class B Shareholder Services Plan, of which $153,458 was reimbursed by Dreyfus.

18

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $51,463 for transfer agency services and $3,200 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3,107.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $62,372 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,351.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2017, the fund was charged $2,091 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,663,814, Distribution Plan fees $580,412, Shareholder Services Plan fees $892,515, custodian fees $67,175, Chief Compliance Officer fees $4,826 and transfer agency fees $21,916, which are offset against an expense reimbursement currently in effect in the amount of $705,643.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

19

NOTES

20

NOTES

21

For More Information

General Treasury Securities Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTAXX Class B: GTBXX Dreyfus Class: GTFXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0387SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)